Information on Geographical Areas - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) segments	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure Of Income Taxes [Line Items]
Number of operating segments | segments	7
Average effective tax rate	29.20%	30.30%	31.40%
Applicable tax rate	25.80%	25.80%	27.50%
Expenses not deductible for tax purposes	€ 237	€ 346	€ 156
Settlement with tax authority [member]
Disclosure Of Income Taxes [Line Items]
Expenses not deductible for tax purposes	€ 775
Netherlands [member]
Disclosure Of Income Taxes [Line Items]
Average effective tax rate	31.00%	37.00%
Applicable tax rate	25.00%	25.00%
Netherlands [member] | Dutch bank tax [member]
Disclosure Of Income Taxes [Line Items]
Expenses not deductible for tax purposes	€ 177
Netherlands [member] | AT1 interest expense [member]
Disclosure Of Income Taxes [Line Items]
Expenses not deductible for tax purposes	€ 276
Netherlands [member] | Settlement with tax authority [member]
Disclosure Of Income Taxes [Line Items]
Expenses not deductible for tax purposes		€ 775
Australia [member] | Settlement with tax authority [member] | ING Australia Holdings Ltd [member]
Disclosure Of Income Taxes [Line Items]
Tax impact of other items